Note 6 - Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2025
Note 6 - Other operating income and expenses
Disclosure of detailed information about other operating income and expenses [text block]
	Year ended December 31,
	2025	2024	2023
Other operating income
Results from sundry assets	7,127	10,529	10,960
Net rents	4,188	4,417	4,702
Reclassification of currency translation adjustment reserve	-	-	878
Bargain purchase gain	-	2,212	3,162
Result on sale of Venezuela awards	-	-	33,341
Other income	12,474	43,492	-
	23,789	60,650	53,043
Other operating expenses
Contributions to welfare projects and non-profit organizations	(17,445)	(17,657)	(15,538)
Allowance for doubtful receivables	(631)	(546)	(107)
Provision for the ongoing litigation related to the acquisition of participation in Usiminas	(14,414)	(107,215)	-
Other expense	-	-	(1,628)
	(32,490)	(125,418)	(17,273)

Other operating income and expenses, net	(8,701)	(64,768)	35,770